Note 13 - Commitments and Contingencies (Details Textual) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Aggregate Payable Upon Vessel's Delivery	$ 31,389
Number of Vessels Ordered	5
Capital Commitments at Period End	$ 400,000
Aggregate Payable in Relation to the Construction and Installation of Scrubbers	39,556
Construction and Installation of Scrubbers, Amount Financed	$ 24,144
Construction and Installation of Scrubbers, Number of Vessels Financed	5
Construction and Installation of Scrubbers, Number of Existing Vessels for Which Amounts are Payable	10
Kemp Maritime Co. and Hyde Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 74,250
Ainsley Maritime Co. and Ambrose Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	74,275
Skerrett Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 38,200
Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co. and Hyde Maritime Co.and Skerrett Maritime Co. [Member]
Debt Guarantee Percentage	100.00%
Future Minimum Contractual Charter Revenues Assumptions [Member]
Time Charter Arrangements Remaining Terms Period	11 years 300 days
Revenue Days Per Annum	1 year